Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)		Net Income ($ Thousands)
					Value of Initial Fixed $100 Investment Based on: TSR [4] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	772,063	772,063	473,334	568,248	53.79	(12,527)
2024	860,491	860,491	550,912	676,062	73.32	18,623
2023	984,444	984,439	445,548	495,768	75.22	29,483

1.	Michael A Shriner was our PEO for 2025 and 2024. Thomas M. Coughlin was our PEO for 2023. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.
2023	2024	2025
Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO
Kenneth Emerson, CSRO	Jawad Chaudhry, CFO	Jawad Chaudhry, CFO
Jawad Chaudhry, CFO	David R. Garcia, CLO
David R. Garcia, CLO	Sandra Sievewright, CCO

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Restricted Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 24.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	772,063	(50,625)	50,625	772,063
2024	860,491	-	-	860,491
2023	984,444	-	(5)	984,439

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	473,334	(27,844)	122,758	568,248
2024	550,912	(118,000)	243,150	676,062
2023	445,548	(37,341)	87,561	495,768

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2025	50,625	--	--	--	--	--	50,625
2024	--	--	--	--	--	--	--
2023	--	(7)	--	2	--	--	(5)

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	--	142,167	(19,409)	122,758
2024	148,000	30,000	65,150	243,150
2023	81,122	6,439	-	87,561

4.	The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed fiscal year of the Company. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote [Text Block]
1.	Michael A Shriner was our PEO for 2025 and 2024. Thomas M. Coughlin was our PEO for 2023. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.
2023	2024	2025
Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO
Kenneth Emerson, CSRO	Jawad Chaudhry, CFO	Jawad Chaudhry, CFO
Jawad Chaudhry, CFO	David R. Garcia, CLO
David R. Garcia, CLO	Sandra Sievewright, CCO

PEO Total Compensation Amount	[1]	$ 772,063	$ 860,491	$ 984,444
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 772,063	860,491	984,439
Adjustment To PEO Compensation, Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Restricted Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 24.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	772,063	(50,625)	50,625	772,063
2024	860,491	-	-	860,491
2023	984,444	-	(5)	984,439

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2025	50,625	--	--	--	--	--	50,625
2024	--	--	--	--	--	--	--
2023	--	(7)	--	2	--	--	(5)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 473,334	550,912	445,548
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 568,248	676,062	495,768
Adjustment to Non-PEO NEO Compensation Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Restricted Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 24.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	473,334	(27,844)	122,758	568,248
2024	550,912	(118,000)	243,150	676,062
2023	445,548	(37,341)	87,561	495,768

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	--	142,167	(19,409)	122,758
2024	148,000	30,000	65,150	243,150
2023	81,122	6,439	-	87,561

Total Shareholder Return Amount	[4]	$ 53.79	73.32	75.22
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (12,527,000)	$ 18,623,000	$ 29,483,000
PEO Name		Michael A Shriner	Michael A Shriner	Thomas M. Coughlin
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (50,625)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,625		$ (5)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,625
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(27,844)	$ (118,000)	(37,341)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		122,758	243,150	87,561
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			148,000	81,122
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		142,167	30,000	$ 6,439
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (19,409)	$ 65,150

[1]	Michael A Shriner was our PEO for 2025 and 2024. Thomas M. Coughlin was our PEO for 2023. The individuals comprising the non-PEO NEOs for each fiscal year are listed below. 2023 Ryan Blake, COO Kenneth Emerson, CSRO Jawad Chaudhry, CFO David R. Garcia, CLO 2024 Ryan Blake, COO Jawad Chaudhry, CFO David R. Garcia, CLO Sandra Sievewright, CCO 2025 Ryan Blake, COO Jawad Chaudhry, CFO
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Restricted Stock Awards and Option Awards columns of our 2025 Summary Compensation Table on page 24.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs.
[4]	The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed fiscal year of the Company. Historical stock performance is not necessarily indicative of future stock performance.